SHARE CAPITAL - Summary of Options and Terms (Detail)		3 Months Ended
	Jan. 20, 2021 $ / shares	Mar. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 1.00	$ 2.21
March 3, 2021, options A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date / recipient		March 3, 2021, options A
Number of options | shares		1,590,000
Exercise price		$ 2.21
Vesting conditions		Options vest as to ¼ of the total number of options granted on the first anniversary of the grant date, and monthly for the remaining 36 months
Contractual life of options		7 years
March 3, 2021, options B [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date / recipient		March 3, 2021, options B
Number of options | shares		159,000
Exercise price		$ 2.21
Vesting conditions		Options vest as to ¼ of the total number of options granted, on each of four anniversaries of the grant date
Contractual life of options		7 years
March 3, 2021, options C [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date / recipient		March 3, 2021, options C
Number of options | shares		50,000
Exercise price		$ 2.21
Vesting conditions		Achievement of milestones
Contractual life of options		7 years
March 3, 2021, options D [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date / recipient		March 3, 2021, options D
Number of options | shares		2,262
Exercise price		$ 2.21
Vesting conditions		Options vest immediately
Contractual life of options		7 years